UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22591

Apollo Tactical Income Fund Inc.
(Exact name of registrant as specified in charter)

9 West 57th Street
New York, New York 10019
(Address of principal executive offices) (Zip code)

Joseph Moroney, President
9 West 57th Street
New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:    (212) 515-3200

Date of fiscal year end:  December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Apollo Tactical Income Fund Inc.

Schedule of Investments

September 30, 2015 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans - 103.3%(a)

AEROSPACE & DEFENSE - 6.5%

Camp International Holding Co. 2013 First Lien Replacement Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 05/31/19(b)	1,115,780	1,109,738
2013 Second Lien Replacement Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.25%, 11/29/19(b)	1,350,000	1,342,406
DAE Aviation Holdings, Inc. Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 07/07/22(b)	2,780,000	2,786,950
Photonis Technologies SAS First Lien Initial Dollar Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 09/18/19(b)(c)	1,970,675	1,916,481
SRA International, Inc. Term Loan, (LIBOR + 5.25%, 1.25% Floor), 6.50%, 07/20/18(b)(c)	2,832,951	2,843,575
TASC, Inc. First Lien New Term Loan, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 05/22/20(b)	475,115	476,897
First Lien Term Loan, (LIBOR + 6.00%, 1.00% Floor), 7.02%, 05/22/20(b)	1,356,904	1,361,993
Second Lien Term Loan, 12.00%, 05/21/21(d)	2,233,239	2,272,320
U.S. Joiner Holding Co. Term Loan, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 04/16/20(b)(c)	1,634,080	1,617,739
Vencore, Inc. Second Lien Term Loan, (LIBOR + 8.00%, 1.00% Floor), 9.00%, 05/23/20(b)	606,000	596,404

		16,324,503

AUTOMOTIVE - 0.7%

American Tire Distributors, Inc. Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/01/21(b)	1,867,019	1,873,236

BANKING, FINANCE, INSURANCE & REAL ESTATE - 4.9%

Asurion, LLC Incremental Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 4.25%, 07/08/20(b)(e)	74,546	70,087
Incremental Tranche B-4 Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 08/04/22(b)(e)	400,293	379,466
Second Lien Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 03/03/21(b)(e)	4,141,791	3,753,499

	Principal Amount ($)	Value ($)

BANKING, FINANCE, INSURANCE & REAL ESTATE (continued)

Hyperion Insurance Group, Ltd. (United Kingdom) Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 04/29/22(b)(f)	2,036,433	2,041,524
Jefferies Finance, LLC (JFIN Co-Issuer Corp.) Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 05/14/20(b)	1,517,935	1,517,935
Medical Card System, Inc. Term Loan (3.00%, PIK), (LIBOR + 10.00%, 2.00% Floor), 11.24%, 03/17/17(b)(c)(g)(h)	4,321,701	3,176,450
MMM Holdings, Inc. MMM Term Loan, (LIBOR + 8.25%, 1.50% Floor), 9.75%, 12/12/17(b)(c)	1,138,536	867,183
MSO of Puerto Rico, Inc. MSO Term Loan, (LIBOR + 8.25%, 1.50% Floor), 9.75%, 12/12/17(b)(c)	827,710	630,438

		12,436,582

BEVERAGE, FOOD & TOBACCO - 2.6%

Charger OpCo B.V. (Oak Tea, Inc.) (Netherlands) Term Loan B-1 (USD), (LIBOR + 3.50%, 0.75% Floor), 4.25%, 07/02/22(b)(f)	3,759,398	3,765,281
PFS Holding Corp. Second Lien Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.25%, 01/31/22(b)	499,800	389,009
Winebow Holdings, Inc. (The Vintner Group, Inc.) Second Lien Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 01/02/22(b)	2,505,795	2,418,092

		6,572,382

CAPITAL EQUIPMENT - 0.9%

Zebra Technologies Corp. Initial Term Loan, (LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/27/21(b)	2,289,132	2,306,552

CHEMICALS, PLASTICS & RUBBER - 3.2%

The Chemours Co. Tranche B Term Loan, (LIBOR + 3.00%, 0.75% Floor), 3.75%, 05/12/22(b)(e)	2,361,813	2,077,663
Chemstralia Pty, Ltd. (Chemstralia Finco, LLC) (Australia) Initial Term Loan, (LIBOR + 6.25%, 1.00% Floor), 7.25%, 02/28/22(b)(c)(f)	2,261,363	2,261,363
Magnetation, LLC / Mag Finance Corp. Term Loan (3.00% PIK), 12.00%, 12/07/15(c)(d)(h)	1,140,608	1,104,109

See accompanying Notes to Schedule of Investments.  |  1

Apollo Tactical Income Fund Inc.

Schedule of Investments   (continued)

September 30, 2015 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

CHEMICALS, PLASTICS & RUBBER (continued)

PetroChoice Holdings, Inc. First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 08/19/22(b)(c)(e)	1,015,038	994,737
Polymer Group, Inc. Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 12/19/19(b)	768,649	769,371
U.S. Farathane, LLC Initial Term Loan, (LIBOR + 5.75%, 1.00% Floor), 6.75%, 12/23/21(b)	940,744	946,614

		8,153,857

CONSTRUCTION & BUILDING - 0.3%

Builders FirstSource, Inc. Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 07/29/22(b)	777,273	772,294

CONSUMER GOODS: NON-DURABLE - 4.1%

ABG Intermediate Holdings 2, LLC First Lien Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 05/27/21(b)	3,496,751	3,492,380
BRG Sports, Inc. First Lien Term Loan, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 04/15/21(b)(c)	1,774,344	1,766,581
Fender Musical Instruments Corp. Initial Term Loan, (LIBOR + 4.50%, 1.25% Floor), 5.75%, 04/03/19(b)	301,250	301,375
Nine West Holdings, Inc. Unsecured Initial Term Loan, (LIBOR + 5.25%, 1.00% Floor), 6.25%, 01/08/20(b)	658,474	384,878
Polyconcept Investments B.V. Term Loan, (LIBOR + 4.75%, 1.25% Floor), 6.00%, 06/28/19(b)(c)	3,266,734	3,266,734
The Topps Company, Inc. Term Loan, (LIBOR + 6.00%, 1.25% Floor), 7.25%, 10/02/18(b)(c)	1,101,985	1,085,455

		10,297,403

CONTAINERS, PACKAGING & GLASS - 4.0%

BWay Intermediate Company, Inc. Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 08/14/20(b)(e)	3,847,764	3,840,549
Hoover Group, Inc. Term Loan, (LIBOR + 6.75%, 1.00% Floor), 7.75%, 01/28/21(b)(c)	771,370	721,231
NVLX Acquisition, LLC First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 12/05/21(b)	2,043,355	2,041,659

	Principal Amount ($)	Value ($)

CONTAINERS, PACKAGING & GLASS (continued)

Pelican Products, Inc. First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 04/10/20(b)	2,751,236	2,754,675
Tekni-Plex, Inc. First Lien Tranche B-1 Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/01/22(b)	776,565	775,400

		10,133,514

ENERGY: OIL & GAS - 7.0%

American Energy - Marcellus, LLC First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 08/04/20(b)	1,561,946	902,024
Azure Midstream Energy, LLC Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 11/15/18(b)(c)	509,884	438,500
BlackBrush Oil & Gas, L.P. Closing Date Second Lien Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 07/30/21(b)(e)	3,700,224	3,148,261
Chelsea Petroleum Products I, LLC Term Loan B, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 07/22/22(b)(e)	1,761,092	1,745,682
Chief Exploration & Development, LLC Second Lien Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 05/16/21(b)	2,926,177	2,428,727
CITGO Holding, Inc. Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 05/12/18(b)(e)	997,487	985,024
Drillships Financing Holding, Inc. Tranche B-1 Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 03/31/21(b)	3,266,792	1,950,536
EMG Utica, LLC Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 03/27/20(b)	958,677	910,743
HGIM Corp. Term Loan A, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 06/18/18(b)(c)	641,850	539,154
Southcross Energy Partners, L.P. Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 08/04/21(b)(c)	339,541	310,680
Southcross Holdings Borrower, L.P. Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 08/04/21(b)	860,785	648,455
Sprint Industrial Holdings, LLC First Lien Term Loan, (LIBOR + 5.75%, 1.25% Floor), 7.00%, 05/14/19(b)(c)	2,612,788	2,312,317

2  |  See accompanying Notes to Schedule of Investments.

Apollo Tactical Income Fund Inc.

Schedule of Investments   (continued)

September 30, 2015 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

ENERGY: OIL & GAS (continued)

Targa Resources Corp. Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 02/27/22(b)	371,251	371,483
W3 Co. First Lien Term Loan, (LIBOR + 4.50%, 1.25% Floor), 5.75%, 03/13/20(b)	1,098,405	935,473

		17,627,059

ENVIRONMENTAL INDUSTRIES - 1.1%

Emerald 2, Limited (United Kingdom) Facility B-1 Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 05/14/21(b)(c)(f)	2,901,337	2,892,270

FOREST PRODUCTS & PAPER - 1.6%

Caraustar Industries, Inc. Incremental Term Loan, (LIBOR + 6.75%, 1.25% Floor), 8.00%, 05/01/19(b)	1,356,921	1,355,788
Term Loan, (LIBOR + 6.75%, 1.25% Floor), 8.00%, 05/01/19(b)	2,743,286	2,743,286

		4,099,074

HEALTHCARE & PHARMACEUTICALS - 10.9%

Alvogen Pharma US, Inc. First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/01/22(b)	1,420,714	1,417,162
Concordia Healthcare Corp. (Canada) Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/21/22(b)(f)	2,493,750	2,494,797
HC Group Holdings III, Inc. First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/07/22(b)	500,000	501,875
Jaguar Holding Co. II / Pharmaceutical Product Development, LLC Initial Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.25%, 08/18/22(b)	2,418,786	2,395,735
Lanai Holdings II, Inc. First Lien Term Loan B, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 08/29/22(b)(c)	2,011,364	2,021,421
Opal Acquisition, Inc. Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 11/27/20(b)	4,470,142	4,390,797
Premier Dental Services, Inc. New Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 11/01/18(b)(c)	3,672,867	3,222,941
Smile Brands Group, Inc. Term Loan B, (LIBOR + 6.25%, 1.25% Floor), 7.50%, 08/16/19(b)	3,611,961	2,541,917

	Principal Amount ($)	Value ($)

HEALTHCARE & PHARMACEUTICALS (continued)

Steward Health Care System, LLC Term Loan, (LIBOR + 5.50%, 1.25% Floor), 6.75%, 04/10/20(b)(c)	1,273,175	1,266,809
Surgery Center Holdings, Inc. First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 11/03/20(b)	1,648,487	1,650,803
Second Lien Initial Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 11/03/21(b)(c)	3,500,000	3,537,188
U.S. Renal Care, Inc. Incremental Tranche B-1 Second Lien Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 01/03/20(b)(c)	1,212,000	1,225,635
Second Lien Term Loan, (LIBOR + 9.00%, 1.25% Floor), 10.25%, 01/03/20(b)(c)	788,000	789,970

		27,457,050

HIGH TECH INDUSTRIES - 12.0%

Deltek, Inc. First Lien Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 06/25/22(b)	1,888,707	1,892,248
Second Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 06/26/23(b)	1,124,528	1,128,042
Flexera Software, LLC Second Lien Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.00%, 04/02/21(b)(c)	1,428,292	1,412,224
GTCR Valor Companies, Inc. First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 05/30/21(b)	2,366,123	2,345,420
Informatica Corp. Dollar Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 08/05/22(b)	2,769,969	2,757,643
Landslide Holdings, Inc. (Crimson Acquisition Corp.) Second Lien Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.25%, 02/25/21(b)(c)	1,682,000	1,623,130
Lanyon Solutions, Inc. (Lanyon, Inc.) First Lien Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 11/13/20(b)	578,298	574,203
Second Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 11/15/21(b)	2,219,037	2,109,938
MSC.Software Corp. First Lien Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 05/29/20(b)	889,737	881,396

See accompanying Notes to Schedule of Investments.  |  3

Apollo Tactical Income Fund Inc.

Schedule of Investments   (continued)

September 30, 2015 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

HIGH TECH INDUSTRIES (continued)

Second Lien Initial Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 05/31/21(b)(c)	2,550,000	2,479,875
Riverbed Technology, Inc. Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/25/22(b)	1,409,677	1,413,786
RP Crown Parent, LLC First Lien New Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 12/21/18(b)	3,082,984	2,751,564
Second Lien Term Loan, (LIBOR + 10.00%, 1.25% Floor), 11.25%, 12/21/19(b)	1,000,000	868,000
Sophia, L.P. First Lien Term Loan B, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 09/30/22(b)(e)	3,722,114	3,719,211
STG-Fairway Acquisitions, Inc. First Lien Term Loan, (LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/30/22(b)(c)	2,351,857	2,354,797
TIBCO Software, Inc. Term Loan, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 12/04/20(b)	1,990,000	1,975,075

		30,286,552

HOTEL, GAMING & LEISURE - 6.2%

CDS U.S. Intermediate Holdings, Inc. Initial First Lien Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 07/08/22(b)	590,426	591,347
Delta 2 (Lux) S.a.r.l. (Luxembourg) Facility B3 Term Loan (USD), (LIBOR + 3.75%, 1.00% Floor), 4.75%, 07/30/21(b)(e)(f)	3,586,635	3,529,482
Diamond Resorts Corp. Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 05/09/21(b)	842,616	843,143
Global Cash Access, Inc. Term Loan B, (LIBOR + 5.25%, 1.00% Floor), 6.25%, 12/18/20(b)(c)	1,109,656	1,112,780
The Intertain Group, Ltd. (The Intertain Group Finance, LLC) (Canada) Initial Term Loan B, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 04/08/22(b)(c)(f)	818,182	814,091
Peppermill Casinos, Inc. Term Loan B, (LIBOR + 6.00%, 1.25% Floor), 7.25%, 11/09/18(b)(c)	1,949,594	1,954,468
Planet Fitness Holdings, LLC Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 03/31/21(b)	1,850,281	1,853,760

	Principal Amount ($)	Value ($)

HOTEL, GAMING & LEISURE (continued)

Scientific Games International, Inc. Initial Term Loan B-2, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 10/01/21(b)	3,524,859	3,485,751
Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 10/18/20(b)(e)	1,496,193	1,479,361

		15,664,183

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 3.0%

ALM Media, LLC First Lien Term Loan B, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 07/31/20(b)(c)	3,896,264	3,818,339
F & W Media, Inc. Initial Term Loan, (LIBOR + 7.25%, 1.25% Floor), 8.50%, 06/30/19(b)(c)	3,737,855	3,695,804

		7,514,143

MEDIA: BROADCASTING & SUBSCRIPTION - 6.0%

Emmis Operating Co. Term Loan, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 06/10/21(b)(c)	1,494,804	1,397,642
Granite Broadcasting Corp. First Lien Tranche B Term Loan, (LIBOR + 5.50%, 1.25% Floor), 6.75%, 05/23/18(b)(c)	507,474	508,111
Hemisphere Media Holdings, LLC (Intermedia Espanol, Inc.) New Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 07/30/20(b)(c)	2,538,325	2,487,559
Learfield Communications, Inc. Second Lien Initial Term Loan, (LIBOR + 7.75%, 1.00% Floor), 8.75%, 10/08/21(b)	532,513	531,181
Neptune Finco Corp. Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 09/23/22(b)(e)	4,294,594	4,276,342
SESAC Holdco II, LLC First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 02/07/19(b)	1,948,088	1,948,088
Telecommunications Management, LLC Second Lien Initial Term Loan, (LIBOR + 8.00%, 1.00% Floor), 9.00%, 10/30/20(b)(c)	1,065,712	1,049,726
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC) First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 05/06/21(b)	2,995,755	2,987,022

		15,185,671

4  |  See accompanying Notes to Schedule of Investments.

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

September 30, 2015 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

MEDIA: DIVERSIFIED & PRODUCTION - 1.6%

Tech Finance & Co., S.C.A. (Luxembourg) U.S. Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 07/11/20(b)(f)	3,976,982	3,970,360

METALS & MINING - 0.9%

FMG Resources (August 2006) Pty, Ltd. (FMG America Finance, Inc.) (Australia) Term Loan, (LIBOR + 2.75%, 1.00% Floor), 3.75%, 06/30/19(b)(e)(f)	998,618	819,246
Oxbow Carbon, LLC (Oxbow Calcining, LLC) Second Lien Initial Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.00%, 01/17/20(b)	1,538,461	1,423,085

		2,242,331

RETAIL - 6.9%

Academy, Ltd. Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 07/01/22(b)	1,733,671	1,727,066
At Home Holding III, Inc. Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 06/03/22(b)	563,804	561,690
Bass Pro Group, LLC 2015 New Term Loan, (LIBOR + 3.25%, 0.75% Floor), 4.00%, 06/05/20(b)	2,811,270	2,800,728
Charming Charlie, LLC Initial Term Loan, (LIBOR + 8.00%, 1.00% Floor), 9.00%, 12/24/19(b)	1,211,564	1,163,102
David’s Bridal, Inc. Initial Term Loan, (LIBOR + 4.00%, 1.25% Floor), 5.25%, 10/11/19(b)	1,423,819	1,248,212
Mattress Holding Corp. Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 10/20/21(b)	2,666,194	2,670,780
PetSmart, Inc. Tranche B-1 Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.25%, 03/11/22(b)	3,687,278	3,685,139
Sears Roebuck Acceptance Corp. (Kmart Corp.) Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 06/30/18(b)	3,134,474	3,087,958
Vince, LLC (Vince Intermediate Holding, LLC) Term Loan B, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 11/27/19(b)(c)	415,464	403,001

		17,347,676

	Principal Amount ($)	Value ($)

SERVICES: BUSINESS - 8.1%

Carecore National, LLC Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 03/05/21(b)(c)	992,443	937,859
EIG Investors Corp. Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 11/09/19(b)	1,866,302	1,870,193
Element Materials Technology Group U.S. Holdings, Inc. (Element Materials Technology Holding U.K., Ltd.) Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 08/06/21(b)(c)	643,280	644,489
Evergreen Skills Lux S.a.r.l. First Lien Initial Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 04/28/21(b)	994,975	899,626
Second Lien Initial Term Loan, (LIBOR + 8.25%, 1.00% Floor), 9.25%, 04/28/22(b)	1,000,000	860,000
Genex Holdings, Inc. First Lien Term Loan B, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 05/28/21(b)	1,912,044	1,914,435
Infogroup, Inc. Term Loan B, (LIBOR + 6.00%, 1.50% Floor), 7.50%, 05/26/18(b)	3,359,091	3,237,324
Onex Carestream Finance, L.P. Second Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 12/07/19(b)	5,448,718	5,278,446
SGS Cayman, L.P. (Cayman Islands) Initial Cayman Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/23/21(b)(f)	429,325	430,218
Stadium Management Corp. (SMG) 2014 Second Lien Term Loan, (LIBOR + 8.25%, 1.00% Floor), 9.25%, 02/27/21(b)(c)	2,490,000	2,502,450
Sutherland Global Services, Inc. Initial U.S. Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/23/21(b)	1,844,358	1,848,195

		20,423,235

SERVICES: CONSUMER - 1.8%

Laureate Education, Inc. 2018 New Series Extended Term Loan, (LIBOR + 3.75%, 1.25% Floor), 5.00%, 06/15/18(b)(c)	4,308,536	3,619,170
NVA Holdings, Inc. Second Lien Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/14/22(b)	955,026	949,057

		4,568,227

See accompanying Notes to Schedule of Investments.  |  5

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

September 30, 2015 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)

TELECOMMUNICATIONS - 4.3%

Altice Financing, S.A. (Luxembourg) Dollar Denominated Tranche Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 02/04/22(b)(e)(f)	1,490,264	1,487,470
Global Tel*Link Corp. First Lien Term Loan, (LIBOR + 3.75%, 1.25% Floor), 5.00%, 05/23/20(b)	1,195,332	1,174,629
LTS Buyer, LLC (Sidera Networks, Inc.) Second Lien Term Loan, (LIBOR + 6.75%, 1.25% Floor), 8.00%, 04/12/21(b)	1,931,507	1,917,021
Securus Technologies Holdings, Inc. Second Lien Initial Term Loan, (LIBOR + 7.75%, 1.25% Floor), 9.00%, 04/30/21(b)	5,000,000	4,537,500
U.S. TelePacific Corp. Advance Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 11/25/20(b)	1,779,118	1,777,454

		10,894,074

TRANSPORTATION: CARGO - 1.5%

Carrix, Inc. Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 01/07/19(b)(c)	3,942,052	3,764,660

TRANSPORTATION: CONSUMER - 1.2%

Blue Bird Body Co. Facility Term Loan, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 06/26/20(b)	1,089,783	1,089,783
Travel Leaders Group, LLC Additional Tranche B Loan, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 12/07/20(b)(c)	1,811,213	1,815,741

		2,905,524

UTILITIES: ELECTRIC - 2.0%

Granite Acquisition, Inc. Second Lien Term Loan B, (LIBOR + 7.25%, 1.00% Floor), 8.25%, 12/19/22(b)(c)	1,309,090	1,222,363
Pike Corp. First Lien Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 12/22/21(b)	2,706,980	2,713,748
Second Lien Initial Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 06/22/22(b)	1,000,000	987,500

		4,923,611

Total Senior Loans (Cost $269,326,278)		260,636,023

	Principal Amount ($)	Value ($)
Corporate Notes and Bonds - 30.9%(d)

AUTOMOTIVE - 0.4%

American Tire Distributors, Inc. 10.25%, 03/01/22(i)	1,028,000	1,053,700

BANKING, FINANCE, INSURANCE & REAL ESTATE - 2.2%

National Financial Partners Corp. 9.00%, 07/15/21(i)	4,000,000	3,875,000
SquareTwo Financial Corp. 11.63%, 04/01/17	2,647,000	1,654,375

		5,529,375

BEVERAGE, FOOD & TOBACCO - 3.7%

Chiquita Brands International, Inc. / LLC 7.88%, 02/01/21	2,462,000	2,625,107
Land O’Lakes Capital Trust I 7.45%, 03/15/28(i)	4,719,000	4,978,545
NBTY, Inc. 9.00%, 10/01/18	1,625,000	1,665,625

		9,269,277

CAPITAL EQUIPMENT - 1.1%

Optimas OE Solutions Holdings, LLC
8.63%, 06/01/21(i)	3,000,000	2,917,500

CHEMICALS, PLASTICS & RUBBER - 2.3%

Magnetation, LLC / Mag Finance Corp.
11.00%, 05/15/18(c)(i)(j)	2,937,000	550,687
TPC Group, Inc. (Texas Petrochemical)
8.75%, 12/15/20(i)	6,000,000	5,160,000

		5,710,687

CONSUMER GOODS: NON-DURABLE - 1.9%

American Greetings Corp.
7.38%, 12/01/21	4,529,000	4,727,144

CONTAINERS, PACKAGING & GLASS - 0.4%

Reynolds Group Holdings, Inc.
6.88%, 02/15/21	996,000	1,035,940

ENERGY: OIL & GAS - 5.3%

Carrizo Oil & Gas, Inc.
7.50%, 09/15/20	2,158,000	2,028,520
CITGO Holding, Inc.
10.75%, 02/15/20(i)	3,000,000	2,947,500
Northern Oil and Gas, Inc.
8.00%, 06/01/20	1,519,000	1,137,351
Oneok, Inc.
7.50%, 09/01/23	1,250,000	1,207,025
Sidewinder Drilling, Inc.
9.75%, 11/15/19(c)(i)	6,000,000	3,390,000
Summit Midstream Holdings, LLC / Summit Midstream Finance Corp.
7.50%, 07/01/21	2,700,000	2,605,500

		13,315,896

6  |  See accompanying Notes to Schedule of Investments.

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

September 30, 2015 (unaudited)

	Principal Amount ($)	Value ($)

Corporate Notes and Bonds(d) (continued)

HEALTHCARE & PHARMACEUTICALS - 1.3%

Valeant Pharmaceuticals International, Inc. (Canada)
7.50%, 07/15/21(f)(i)	3,200,000	3,304,000

HIGH TECH INDUSTRIES - 2.3%

Cimpress NV (Netherlands)
7.00%, 04/01/22(c)(f)(i)	4,000,000	3,875,000
Riverbed Technology, Inc.
8.88%, 03/01/23(i)	2,000,000	1,825,000

		5,700,000

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.6%

Acosta, Inc.
7.75%, 10/01/22(i)	1,600,000	1,518,000

MEDIA: BROADCASTING & SUBSCRIPTION - 3.8%

Columbus International, Inc. (Barbados)
7.38%, 03/30/21(f)(i)	3,285,000	3,412,294
CSC Holdings, LLC
5.25%, 06/01/24	800,000	633,000
Neptune Finco Corp.
10.13%, 01/15/23(i)	635,000	643,731
10.88%, 10/15/25(i)	2,053,000	2,078,662
Radio One, Inc.
7.38%, 04/15/22(i)	882,000	823,568
9.25%, 02/15/20(i)	2,484,000	2,136,240

		9,727,495

MEDIA: DIVERSIFIED & PRODUCTION - 1.0%

SiTV, Inc.
10.38%, 07/01/19(c)(i)	3,420,000	2,530,800

SERVICES: CONSUMER - 1.0%

Laureate Education, Inc.
9.25%, 09/01/19(i)	2,000,000	1,577,500
StoneMor Partners, L.P. / Cornerstone Family Services of WV
7.88%, 06/01/21	987,000	1,019,078

		2,596,578

TELECOMMUNICATIONS - 3.6%

Altice U.S. Finance I Corp.
5.38%, 07/15/23(i)	1,333,000	1,283,012
Avaya, Inc.
9.00%, 04/01/19(i)	5,255,000	4,387,925
Windstream Services, LLC
7.75%, 10/15/20	4,000,000	3,415,000

		9,085,937

Total Corporate Notes and Bonds (Cost $88,835,081)		78,022,329

Structured Products - 13.8%(k)
Anchorage Capital CLO, Ltd. (Cayman Islands)
Series 2015-6A, Class E2, 7.11%, 04/15/27(c)(f)(i)(l)	4,400,000	4,144,341
Series 2015-7A, Class E2, 7.41%, 10/15/27(c)(f)(i)(l)	3,000,000	2,980,654

	Principal Amount ($)	Value ($)

Atlas Senior Loan Fund, Ltd. (Cayman Islands)
Series 2012-1A, Class B3L, 7.82%, 08/15/24(c)(f)(i)(l)	5,000,000	4,596,854
Cent CLO, L.P. (Cayman Islands)
Series 2013-17A, Class D, 6.30%, 01/30/25(c)(f)(i)(l)	4,000,000	3,400,000
ECP CLO, Ltd. (Cayman Islands)
Series 2014-6, 6.84%, 07/15/26(c)(f)(i)(l)	4,000,000	3,648,681
Ivy Hill Middle Market Credit Fund, Ltd. (Cayman Islands)
7.58%, 07/18/27(c)(f)(i)	2,350,000	2,269,561
JFIN CLO Ltd. (Cayman Islands)
Series 2013-1I, Class E, 6.29%, 01/20/25(f)(l)	2,000,000	1,519,800
Series 2015-1A, Class E, 5.34%, 03/15/26(c)(f)(i)(l)	4,500,000	3,705,975
NXT Capital CLO, LLC
Series 2014-1, 5.79%, 04/23/26(c)(i)(l)	5,000,000	4,393,977
OCP CLO, Ltd. (Cayman Islands)
Series 2014-5A, Class E, 5.55%, 04/26/26(c)(f)(i)(l)	3,000,000	2,213,628
Octagon Investment Partners XIV, Ltd. (Cayman Islands)
Series 2012-1A, Class E, 6.79%, 01/15/24(c)(f)(i)(l)	2,200,000	1,867,554

Total Structured Products (Cost $37,573,660)		34,741,025

	Share Quantity	Value ($)
Preferred Stock - 1.5%
BANKING, FINANCE, INSURANCE & REAL ESTATE - 1.5%

Watford Holdings, Ltd. (Bermuda)
8.50% (c)(f)	160,000	3,873,315

Total Preferred Stock (Cost $3,920,000)		3,873,315

Warrants - 0.0%

BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.0%

Medical Card System, Inc.
07/26/18(c)(m)	50,689	—

Total Warrants (Cost $ — )		—

Total Investments-149.5%		377,272,692
(Cost of $399,655,019) (n)
Other Assets & Liabilities, Net-5.2%		13,016,217
Loan Outstanding-(54.7)%(o)(p)		(137,976,020)

Net Assets -100.0%		252,312,889

See accompanying Notes to Schedule of Investments.  |  7

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

September 30, 2015 (unaudited)

(a)	“Senior Loans” are senior, secured loans made to companies whose debt is rated below investment grade and investments with similar characteristics. Senior Loans typically hold a first lien priority and pay interest at rates that are determined periodically on the basis of a floating base lending rate plus a spread. Unless otherwise identified, all Senior Loans carry a variable rate of interest. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major U.S. banks and the certificate of deposit rate used by commercial lenders. The rates shown represent the weighted average rate at September 30, 2015. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often contain certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown.
(b)	The interest rate on this Senior Loan is subject to a base rate plus 1 month or 3 month LIBOR, which at September 30, 2015 was 0.19% and 0.33%, respectively. As the interest rate is subject to a minimum LIBOR floor which was greater than the 1 month or 3 month LIBOR rate at September 30, 2015, the prevailing rate in effect at September 30, 2015 was the base rate plus the LIBOR floor, except as indicated.
(c)	Fair Value Level 3 security. All remaining securities are categorized as Level 2.
(d)	Fixed rate asset.
(e)	All or a portion of this Senior Loan position has not settled. Full contract rates do not take effect until settlement date, therefore, are subject to change.
(f)	Foreign issuer traded in U.S. dollars.
(g)	The issuer is in default of its payment obligation as of January 30, 2015, as such, income is no longer being accrued.
(h)	Represents a payment-in-kind (“PIK”) security which may pay interest in additional principal amount.
(i)	Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2015, these securities amounted to $87,489,889, or 34.7% of net assets.
(j)	The issuer is in default of its payment obligation as of May 5, 2015, as such, income is no longer being accrued.
(k)	Structured Products include CLOs. A CLO typically takes the form of a financing company (generally called a special purpose vehicle or “SPV”), created to reapportion the risk and return characteristics of a pool of assets. While the assets underlying CLOs are often Senior Loans or corporate notes and bonds, the assets may also include (i) subordinated loans; (ii) debt tranches of other CLOs; and (iii) equity securities incidental to investments in Senior Loans. The Fund may invest in lower tranches of CLOs, which typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior tranches of the CLO. A key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of the CLO. The SPV is a company founded for the purpose of securitizing payment claims arising out of this asset pool. On this basis, marketable securities are issued by the SPV and the redemption of these securities typically takes place at maturity out of the cash flow generated by the collected claims.
(l)	Floating rate asset. The interest rate shown reflects the rate in effect at September 30, 2015.
(m)	Non-income producing asset.
(n)	The aggregate cost of securities for federal income tax purposes was $399,745,470. Cost for U.S. federal income tax purposes differs from book basis primarily due to the deferral of losses from wash sales. Unrealized appreciation and depreciation on investments were as follows:

Gross unrealized appreciation	$2,666,540
Gross unrealized depreciation	(25,139,318)

Net unrealized depreciation	$(22,472,778)

(o)	The Fund has granted a security interest in substantially all of its assets in the event of default under the credit facility.
(p)	Principal $138,000,000 less unamortized deferred financing costs.

8  |  See accompanying Notes to Schedule of Investments.

Apollo Tactical Income Fund Inc.

Notes to Schedule of Investments

September 30, 2015 (unaudited)

Security Valuation

Apollo Tactical Income Fund Inc. (the “Fund”) values its investments primarily using the mean of the bid and ask prices provided by a nationally recognized security pricing service or broker. Senior Loans, corporate notes and bonds, structured products, preferred stock and warrants are priced based on valuations provided by an approved independent pricing service or broker, if available. If market or broker quotations are not available or a price is not available from an independent pricing service or broker, or if the price provided by the independent pricing service or broker is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Fund’s board of directors (the “Board”). In general, the fair value of a security is the amount that the Fund might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Fair value procedures generally take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities, and (iv) press releases and other information published about the issuer. In these cases, the Fund’s net asset value (“NAV”) will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical assets and liabilities in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from independent pricing services, and the existence of contemporaneous, observable trades in the market.

  |  9

Apollo Tactical Income Fund Inc.

Notes to Schedule of Investments  (continued)

September 30, 2015 (unaudited)

The valuation techniques used by the Fund to measure fair value at September 30, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers into and out of the levels are recognized at the value at the end of the period. A summary of the Fund’s investments categorized in the fair value hierarchy as of September 30, 2015 is as follows:

Apollo Tactical Income Fund Inc.
Assets	Total Fair Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Cash and Cash Equivalents	$22,428,255	$22,428,255	$—	$—
Senior Loans	260,636,023	—	180,208,783	80,427,240
Corporate Notes and Bonds	78,022,329	—	67,675,842	10,346,487
Structured Products	34,741,025	—	1,519,800	33,221,225
Preferred Stock	3,873,315	—	—	3,873,315
Warrants	—	—	—	—

Total Assets	$399,700,947	$22,428,255	$249,404,425	$127,868,267

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of September 30, 2015:

Apollo Tactical Income Fund Inc.
	Total Fair Value	Senior Loans	Corporate Notes and Bonds	Structured Products	Preferred Stock	Warrants
Fair Value, beginning of period	$129,149,862	$67,400,467	$27,031,563	$30,795,044	$3,920,000	$2,788
Purchases, including capitalized PIK	37,237,410	19,930,591	3,990,000	13,316,819	—	—
Sales	(49,738,001)	(26,150,763)	(15,587,238)	(8,000,000)	—	—
Accretion/(amortization) of discounts/(premiums)	173,734	100,521	(70,297)	143,510	—	—
Net realized gain/(loss)	590,745	209,229	250,362	131,154	—	—
Change in net unrealized appreciation/(depreciation)	(3,014,896)	(500,320)	(948,795)	(1,516,308)	(46,685)	(2,788)
Transfers into Level 3	38,269,152	35,187,664	3,081,488	—	—	—
Transfers out of Level 3	(24,799,739)	(15,750,149)	(7,400,596)	(1,648,994)	—	—

Total Fair Value, end of period	$127,868,267	$80,427,240	$10,346,487	$33,221,225	$3,873,315	$—

Investments were transferred into Level 3 during the nine months ended September 30, 2015 due to a decrease in the availability of qualified observable inputs obtained to support the fair value of each investment as assessed by Apollo Credit Management, LLC, the Fund’s investment adviser (the “Adviser”). Transfers out of Level 3 during the nine months ended September 30, 2015 were due to an increase in the availability of qualified observable inputs as assessed by the Adviser. There were no transfers between Level 1 and Level 2 fair value measurement during the period shown. The net change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at September 30, 2015 was $(2,512,032).

10  |

Apollo Tactical Income Fund Inc.

Notes to Schedule of Investments  (continued)

September 30, 2015 (unaudited)

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of September 30, 2015:

Apollo Tactical Income Fund Inc.
Assets	Fair Value at September 30, 2015	Valuation Technique(s)	Unobservable Input(s)	Range of Unobservable Input(s) Utilized
Senior Loans	$76,146,681	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

	3,176,450	Market comparable approach(a)	Total enterprise value/EBITDA(a)	6.8x

	1,104,109	Discounted cash flow(b)	Discount rate(b)	13.40%

Corporate Notes and Bonds	10,346,487	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

Structured Products	33,221,225	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

Preferred Stock	3,873,315	Discounted cash flow(b)	Discount rate(b)	8.78%

Warrants	—	Market comparable approach(a)	Total enterprise value/EBITDA(a)	6.8x

Total Fair Value	$127,868,267

(a)	The Fund utilized a market comparable approach to fair value this security. The significant unobservable inputs used in the valuation model were total enterprise value and earnings before interest, taxes, depreciation and amortization (“EBITDA”) based on comparable multiples for a similar investment with similar risks. Significant increases or decreases in either of these inputs in isolation may result in a significantly higher or lower fair value measurement.
(b)	The Fund utilized a discounted cash flow model to fair value this security. The significant unobservable input used in the valuation model was the discount rate, which was determined based on the market rates an investor would expect for a similar investment with similar risks. The discount rate was applied to present value the projected cash flows in the valuation model. Significant increases in the discount rate may significantly lower the fair value of an investment; conversely, significant decreases in the discount rate may significantly increase the fair value of an investment.

For more information with regard to significant accounting policies, refer to the Fund’s most recent semi-annual report filed with the Securities and Exchange Commission.

  |  11

Item 2. Controls and Procedures.

(a)

The Fund’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Apollo Tactical Income Fund Inc.

By (Signature and Title)	/s/ Joseph Moroney
Joseph Moroney, President
(principal executive officer)

Date	11/20/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joseph Moroney
Joseph Moroney, President
(principal executive officer)

Date	11/20/15

By (Signature and Title)	/s/ Frank Marra
Frank Marra, Treasurer and Chief Financial Officer
(principal financial officer)

Date	11/20/15